Comparative information 2021 - Summary of Issued Share Capital and Reserves Attributable to Shareholders (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022		Jan. 01, 2022	[1]	Dec. 31, 2021	Dec. 31, 2020
Summary of issued share capital and reserves attributable to shareholders [line items]
Share premium	€ 6,853	€ 6,853				€ 7,033
Share capital - par value	265	319
Other reserves	379	669				258
Group equity	€ 9,554	€ 10,935	[1],[2]	€ 13,577		26,372	€ 24,661
Previously Reported [Member] | IFRS4 and IAS39 [Member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Other reserves						325	€ (554)
Previously Reported [Member] | IFRS4 and IAS39 [Member] | Shareholders of Aegon NV [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Share capital - par value						321
Share premium						7,033
Share capital - par value						7,354
Retained earnings						12,166
Treasury shares						(273)
Total retained earnings						11,892
Revaluation reserves						6,442
Remeasurement of defined benefit plans						(2,199)
Other reserves						325
Group equity						€ 23,813

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.
[2]	Opening balance as per January 1, 2023 has been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.